Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs [Line Items]
Directors’ remuneration	£ 1,167	£ 1,222	£ 1,143
Pension and other benefits	61	52	51
Directors’ remuneration & other benefits	1,228	1,274	1,194
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	861	780	739
Pension and other benefits	59	48	47
Directors’ remuneration & other benefits	£ 920	£ 828	£ 786